Document and Entity Information (USD $)	12 Months Ended
	Dec. 30, 2012	Feb. 19, 2013	Jul. 01, 2012
Document Information [Line Items]
Entity Registrant Name	JOHNSON & JOHNSON
Entity Central Index Key	0000200406
Current Fiscal Year End Date	--12-30
Entity Filer Category	Large Accelerated Filer
Document Type	10-K
Document Period End Date	Dec. 30, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding		2,795,319,117
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 186,000,000,000